Consolidated Statements of Stockholders’ Equity (Deficit) and Noncontrolling Interest (Parentheticals)	11 Months Ended
Dec. 31, 2019 shares
Class A | Thunder Bridge Acquisition II, Ltd | Common Stock
Net of underwriters discount and offering costs	34,500,000